401(k) Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
401(k) Plan	401(k) Plan The Company sponsors a 401(k) defined contribution plan covering all eligible employees and provides a matching contribution for the first 4% of their salaries. The matching contribution costs incurred were $0.5 million in the three months ended March 31, 2021 and the three months ended March 31, 2020.	401(k) PlanThe Company sponsors a 401(k) defined contribution plan covering all eligible employees and provides matching contribution for the first 4% of their salaries. The matching contribution costs incurred were $1.9 million, $1.7 million, and $1.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.